Summary of Significant Accounting Policies (Details) - Millburn Multi Markets Trading L P [Member] - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Summary Of Significant Accounting Policies [Line Items]
Management Fees		$ 8,522,450	$ 8,130,927
U S Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees		3,415,443	3,220,274
Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees		4,977,566	4,771,129
Other [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	[1]	$ 129,441	$ 139,524

[1]	Direct investors in the Partnership